Subordinated liabilities - Accounting for subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 32,185	£ 32,005
Issuance of subordinated liabilities	15,381	9,099	£ 3,856
Redemptions	(8,367)	(7,241)
Other	(946)	(1,678)
Closing balance as at 31 December	38,253	32,185	£ 32,005
Total subordinated liabilities	£ 38,774	£ 32,668